FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2003
                                                        ---------------

                Check here if Amendment [ ]: Amendment Number: ______________

                       This Amendment (Check only one):

                       |_| is a restatement
                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/  Carl B. Tash            11726 San Vicente Blvd. #600         May 15, 2003
----------------------       Los Angeles, CA 90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $ 244,696.7 (thousands)

List of Other Included Managers:         None






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


                                                                                                  Investment    Other
  NAME OF ISSUER         TITLE OF CLASS       CUSIP              VALUE            # OF SHARES     Discretion    Managers     Sole
-----------------------------------------------------------------------------------------------------------------------------------
Archstone Smith TR           com             039583109         $9,750,240.00       444,000          Yes          None         sole
AvalonBay Cmntys Inc         com             053484101        $23,863,230.00       646,700          Yes          None         sole
Boykin Lodging Co            com             103430104         $7,215,230.00       979,000          Yes          None         sole
Catellus Dev Corp            com             149111106        $13,983,900.00       665,900          Yes          None         sole
Chateau Cmntys Inc           com             161726104         $4,712,500.00       250,000          Yes          None         sole
Clayton Homes Inc            com             184190106        $17,088,816.00     1,547,900          Yes          None         sole
Felcor Lodging TR Inc        com             31430F101         $8,434,797.00     1,353,900          Yes          None         sole
Getty Rlty Corp New          com             374297109         $1,577,520.00        84,000          Yes          None         sole
HRPT PPTYS TR                com             40426W101        $39,941,685.00     4,693,500          Yes          None         sole
Innkeepers USA TR            com             4576J0104         $9,978,150.00     1,535,100          Yes          None         sole
Intrawest Corporation        com             460915200         $6,185,700.00       592,500          Yes          None         sole
IStar Finl Inc               com             45031U101        $15,439,681.00       529,300          Yes          None         sole
Plum Creek Timber Co Inc     com             729251108         $4,974,336.00       230,400          Yes          None         sole
Rouse Company                com             779273101        $34,118,125.00       987,500          Yes          None         sole
Shurgard Storage Ctrs Inc    com             82567D104        $14,518,980.00       467,600          Yes          None         sole
Taubman Ctrs Inc             com             876664103         $8,247,629.00       484,300          Yes          None         sole
Vornado Rlty TR              com             929042109        $24,666,200.00       689,000          Yes          None         sole
                                                            ---------------
REPORT SUMMARY            17 data records                    $244,696,719.00
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